Deferred Charges (Deferred Charges) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Charges [Abstract]
Beginning Balance, Dry-docking	$ 6,212	$ 2,763
Cost incurred, Dry-Docking	7,251	4,822
Amortization expensed, Dry-docking	(2,367)	(1,373)
Transfer on loss on vessels (Note 4)	(1,726)
Ending Balance, Dry-docking	9,370	6,212	2,763
Beginning Balance, Financing fees	31,395	18,904
Cost incurred, Financing fees	9,990	16,107
Amortization expensed, Financing fees	(3,421)	(1,933)
Amortization capitalized, Financing fees	(1,417)	(1,683)
Ending Balance, Financing fees	36,547	31,395	18,904
Beginning Balance, Total	37,607	21,667
Cost incurred, Total	17,241	20,929
Amortization expensed, Total	(5,788)	(3,306)	(2,042)
Transfer on loss on vessels, Total (Note 4)	1,726
Amortization capitalized, Total	(1,417)	(1,683)
Ending Balance, Total	$ 45,917	$ 37,607	$ 21,667